Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$ 105,791	$ 98,912
Employee benefits	39,215	31,323
Alternative minimum tax credit	21,603	4,390
Net operating losses and credits	13,125	11,460
Interest rate swap	2,235	3,037
Other	17,215	13,870
Valuation allowance	(1,132)	(728)
Deferred tax assets, total	198,052	162,264
Deferred tax liabilities:
Property-related items, including accelerated depreciation	678,307	598,371
Regulatory balancing accounts	6,097	6,067
Unamortized ITC	368	981
Debt-related costs	3,110	3,380
Intangibles	7,807	7,656
Other	30,300	21,289
Deferred tax liabilities, total	725,989	637,744
Net deferred tax liabilities	527,937	475,480
Southwest Gas Corporation
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	105,791	98,912
Employee benefits	17,337	18,707
Alternative minimum tax credit	21,603	4,390
Net operating losses and credits	4,557	10,070
Interest rate swap	2,235	3,037
Other	9,386	8,820
Valuation allowance	(37)	(58)
Deferred tax assets, total	160,872	143,878
Deferred tax liabilities:
Property-related items, including accelerated depreciation	614,205	561,493
Regulatory balancing accounts	6,097	6,067
Unamortized ITC	368	981
Debt-related costs	3,110	3,380
Other	27,550	17,200
Deferred tax liabilities, total	651,330	589,121
Net deferred tax liabilities	$ 490,458	$ 445,243